BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”)

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated February 19, 2026

to the Prospectus dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective June 30, 2026, James Dignan will no longer serve as a portfolio manager of the portion of the assets of the Core Plus Bond Fund managed by Dodge & Cox (“Dodge & Cox’s Allocated Portion of the Core Plus Bond Fund”). Lucy Johns, Adam Rubinson, Anthony Brekke and Nils Reuter will continue to serve as portfolio managers of Dodge & Cox’s Allocated Portion of the Core Plus Bond Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

The table entitled “Dodge & Cox” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Core Plus Bond Fund” is hereby replaced with the following:

Dodge & Cox

Portfolio Managers	Position with Dodge & Cox	Length of Service to the Fund

Lucy Johns	Senior Vice President and Director, Director of Fixed Income, Investment Committee Member	Since June 2025

James Dignan*	Vice President, Research Analyst, Investment Committee Member	Since June 2025

Adam Rubinson	Vice President, Research Analyst, Investment Committee Member	Since June 2025

Anthony Brekke	Vice President, Research Analyst, Investment Committee Member	Since June 2025

Nils Reuter	Vice President, Research Analyst and Trader, Investment Committee Member	Since June 2025

*	Effective June 30, 2026, Mr. Dignan will no longer serve as a portfolio manager to the portion of the assets of the Fund managed by Dodge & Cox.

B.

Effective May 1, 2026, Taymour Tamaddon will no longer serve as a portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by T. Rowe Price Associates, Inc. (“T. Rowe Price’s Allocated Portion of the Large Cap Growth Fund”). Jon Michael Friar will continue to serve as portfolio manager of T. Rowe Price’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

The table entitled “T. Rowe Price” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby replaced with the following:

T. Rowe Price

Portfolio Managers	Position with T. Rowe Price	Length of Service to the Fund

Taymour Tamaddon*	Portfolio Manager and Vice President	Since November 2024

Jon Michael Friar	Portfolio Manager and Vice President	Since January 2025

*	Effective May 1, 2026, Mr. Tamaddon will no longer serve as a portfolio manager to the portion of the assets of the Fund managed by T. Rowe Price.

C.

Effective June 30, 2026, Daniel L. Kane will no longer serve as a portfolio manager of the portion of the assets of the Large Cap Value Fund managed by Artisan Partners Limited Partnership (“Artisan Partners’ Allocated Portion of the Large Cap Value Fund”). Thomas A. Reynolds IV and Craig Inman will continue to serve as portfolio managers of Artisan Partners’ Allocated Portion of the Large Cap Value Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

The table entitled “Artisan Partners” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby replaced with the following:

Artisan Partners

Portfolio Managers	Position with Artisan Partners	Length of Service to the Fund

Daniel L. Kane*	Managing Director and Portfolio Manager	Since Inception

Thomas A. Reynolds IV	Managing Director and Portfolio Manager	Since October 2017

Craig Inman	Managing Director and Portfolio Manager	Since February 2019

*	Effective June 30, 2026, Mr. Kane will no longer serve as a portfolio manager to the portion of the assets of the Fund managed by Artisan Partners.

D.

Angela S. Wu has been added as a portfolio manager of the portion of the assets of the Small/Mid Cap Growth Fund managed by Artisan Partners Limited Partnership (“Artisan Partners’ Allocated Portion of the Small/Mid Cap Growth Fund”). James D. Hamel, Matthew H. Kamm, Jason L. White and Jay C. Warner continue to serve as portfolio managers of Artisan Partners’ Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Artisan Partners” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby replaced with the following:

Artisan Partners

Portfolio Managers	Position with Artisan Partners	Length of Service to the Fund

James D. Hamel, CFA	Portfolio Manager and Managing Director	Since June 2020

Matthew H. Kamm, CFA	Co-Lead Portfolio Manager and Managing Director	Since June 2020

Jason L. White, CFA	Co-Lead Portfolio Manager and Managing Director	Since June 2020

Jay C. Warner, CFA	Portfolio Manager and Managing Director	Since January 2022

Angela S. Wu	Portfolio Manager and Managing Director	Since February 2026

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Growth Fund – Artisan Partners – Portfolio Managers” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

James D. Hamel, CFA, Matthew H. Kamm, CFA, and Jason White, CFA, have served as portfolio managers of the Small/Mid Cap Growth Fund since June 2020. Jay C. Warner, CFA has served as portfolio manager of the Small/Mid Cap Growth Fund since January 2022. Angela S. Wu has served as portfolio manager of the Small/Mid Cap Growth Fund since February 2026.

Mr. Hamel, CFA, is a Managing Director of Artisan Partners. He joined Artisan Partners in 1997 as an analyst. He became a Portfolio Manager for Artisan Partners in 2006 and an Associate Portfolio Manager in 2001. Mr. Hamel holds a B.S. in Finance from the University of Minnesota – Minneapolis.

Mr. Kamm, CFA, is a Managing Director of Artisan Partners. He joined Artisan Partners in 2003 as an analyst. Prior to becoming a Co-Lead Portfolio Manager for Artisan Partners in 2025, Mr. Kamm had been a Lead Portfolio Manager since 2013, a Portfolio Manager for Artisan Partners since 2012 and an Associate Portfolio Manager since 2010. Mr. Kamm holds a B.A. in Public Policy from Duke University and an M.B.A. in Finance and Operations Management from New York University.

Mr. White, CFA, is a Managing Director of Artisan Partners. He joined Artisan Partners in 2000 as an analyst. He became Co-Lead Portfolio Manager for Artisan Partners in 2025. Mr. White had been a Portfolio Manager since 2016 and an Associate Portfolio Manager in 2011. Mr. White holds a B.S. in History from the United States Naval Academy.

Mr. Warner, CFA, is a Managing Director of Artisan Partners. He joined Artisan Partners in 2003 as an analyst. He became a Portfolio Manager for Artisan Partners in 2022 and Associate Portfolio Manager in 2019. Mr. Warner holds a B.B.A. in accounting and an M.S. in finance, investment and banking from the University of Wisconsin-Madison. Mr. Warner was a Certified Public Accountant.

Ms. Wu is a Managing Director of Artisan Partners. She joined Artisan Partners in 2022 as an analyst. She became a Portfolio Manager for Artisan Partners in 2026 and Associate Portfolio Manager in 2025. Prior to joining Artisan Partners, she was head of corporate strategy with Snap Inc. (Snapchat) from 2017 until 2022. Ms. Wu holds a bachelor’s degree in economics and history from Yale University.

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BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”)

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated February 19, 2026

to the Statement of Additional Information (“SAI”) dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effective June 30, 2026, James Dignan will no longer serve as a portfolio manager of the portion of the assets of the Core Plus Bond Fund managed by Dodge & Cox (“Dodge & Cox’s Allocated Portion of the Core Plus Bond Fund”). Lucy Johns, Adam Rubinson, Anthony Brekke and Nils Reuter will continue to serve as portfolio managers of Dodge & Cox’s Allocated Portion of the Core Plus Bond Fund.

Accordingly, effective June 30, 2026, all references and information related to James Dignan in the SAI are hereby deleted in their entirety.

B.

Effective May 1, 2026, Taymour Tamaddon will no longer serve as a portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by T. Rowe Price Associates, Inc. (“T. Rowe Price’s Allocated Portion of the Large Cap Growth Fund”). Jon Michael Friar will continue to serve as portfolio manager of T. Rowe Price’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, effective May 1, 2026, all references and information related to Taymour Tamaddon in the SAI are hereby deleted in their entirety.

C.

Effective June 30, 2026, Daniel L. Kane will no longer serve as a portfolio manager of the portion of the assets of the Large Cap Value Fund managed by Artisan Partners Limited Partnership (“Artisan Partners’ Allocated Portion of the Large Cap Value Fund”). Thomas A. Reynolds IV and Craig Inman will continue to serve as portfolio managers of Artisan Partners’ Allocated Portion of the Large Cap Value Fund.

Accordingly, effective June 30, 2026, all references and information related to Daniel L. Kane in the SAI are hereby deleted in their entirety.

D.

Angela S. Wu has been added as a portfolio manager of the portion of the assets of the Small/Mid Cap Growth Fund managed by Artisan Partners Limited Partnership (“Artisan Partners’ Allocated Portion of the Small/Mid Cap Growth Fund”). James D. Hamel, Matthew H. Kamm, Jason L. White and Jay C. Warner continue to serve as portfolio managers of Artisan Partners’ Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Growth Fund – Artisan Partners Limited Partnership (“Artisan Partners”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2025, except as noted below. Asset amounts are approximate and have been rounded.

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	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts

James D. Hamel	4	$7.3 billion	22	$16.1 billion	64	$11.3 billion

Matthew H. Kamm	4	$7.3 billion	22	$16.1 billion	64	$11.3 billion

Jason L. White	4	$7.3 billion	22	$16.1 billion	64	$11.3 billion

Jay C. Warner	4	$7.3 billion	22	$16.1 billion	64	$11.3 billion

Angela S. Wu*	4	$6.25 billion	20	$13.5 billion	53	$9.45 billion

Accounts Subject to Performance Fees

James D. Hamel	0	$0	0	$0	3	$362.3 million

Matthew H. Kamm	0	$0	0	$0	3	$362.3 million

Jason L. White	0	$0	0	$0	3	$362.3 million

Jay C. Warner	0	$0	0	$0	3	$362.3 million

Angela S. Wu*	0	$0	0	$0	3	$406.1 million
*	Information is as of December 31, 2025.

As of June 30, 2025, for Messrs. Hamel, Kamm, White and Warner, and as of December 31, 2025, for Ms. Wu, the above-listed portfolio managers did not beneficially own any shares of the Fund.

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